Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net Were Comprised (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 7,578	$ 7,578
Accumulated Amortization	(6,774)	(5,258)
Net	$ 804	$ 2,320
Tradenames
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years
Cost Basis	$ 1,233	$ 1,233
Accumulated Amortization	(1,102)	(856)
Net	$ 131	$ 377
Remaining Weighted-Average Amortization Period	6 months 10 days	1 year 6 months 10 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years
Cost Basis	$ 2,574	$ 2,574
Accumulated Amortization	(2,301)	(1,786)
Net	$ 273	$ 788
Remaining Weighted-Average Amortization Period	6 months 10 days	1 year 6 months 10 days
Software applications
Finite-Lived Intangible Assets [Line Items]
Estimated life	5 years	5 years
Cost Basis	$ 3,771	$ 3,771
Accumulated Amortization	(3,371)	(2,616)
Net	$ 400	$ 1,155
Remaining Weighted-Average Amortization Period	6 months 10 days	1 year 6 months 10 days